Deferred taxes and contributions (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning	R$ 1,723,253	R$ 1,411,788
Deferred tax asset, changes	344,971	311,465
Deferred income tax assets, ending	2,068,224	1,723,253
Deferred income tax liabilities, beginning	(4,385,144)	(1,313,712)
Deferred tax liabilities, changes	(812,988)	(3,071,432)
Deferred income tax liabilities, ending	(5,198,132)	(4,385,144)
Initial balance	(2,661,891)	98,076
Deferred tax assets, net, changes	(468,017)	(2,759,967)
Final balance	(3,129,908)	(2,661,891)
- consideration in the income statement	(501,852)	(2,756,296)
- consideration in equity valuation adjustments (Note 26)	33,835	(3,671)
Total net change	(468,017)	(2,759,967)
Tax Provisions [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning	839,864	666,131
Deferred tax asset, changes	(186,236)	173,733
Deferred income tax assets, ending	653,628	839,864
Pension Obligations G 1 [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning	125,198	135,231
Deferred tax asset, changes	2	(10,033)
Deferred income tax assets, ending	125,200	125,198
Donations [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning	43,321	45,140
Deferred tax asset, changes	(2,557)	(1,819)
Deferred income tax assets, ending	40,764	43,321
Allowance For Doubtful Accounts [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning	177,271	182,519
Deferred tax asset, changes	(60,840)	(5,248)
Deferred income tax assets, ending	116,431	177,271
Allowance For Losses On Other Accounts Receivable [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning	50,515	54,905
Deferred tax asset, changes	3,911	(4,390)
Deferred income tax assets, ending	54,426	50,515
Allowance For Inventory Losses [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning	127,840	74,939
Deferred tax asset, changes	(6,249)	52,901
Deferred income tax assets, ending	121,591	127,840
Allowance For Losses On Works And Projects [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning	57,606	1,839
Deferred tax asset, changes	(47,052)	55,767
Deferred income tax assets, ending	10,554	57,606
Allowance For Losses On Write Off Of Assets [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning	42,812	8,930
Deferred tax asset, changes	3,978	33,882
Deferred income tax assets, ending	46,790	42,812
Performance Agreements [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning	74,670	62,517
Deferred tax asset, changes	6,473	12,153
Deferred income tax assets, ending	81,143	74,670
P V A Accounts Receivable [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning	100,913	102,216
Deferred tax asset, changes	(11,840)	(1,303)
Deferred income tax assets, ending	89,073	100,913
Loss Hedge [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning	4,302
Deferred tax asset, changes	(4,302)	4,302
Deferred income tax assets, ending		4,302
Derivative Financial Instruments Profit Loss [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning	3,297
Deferred tax asset, changes	200,893	3,297
Deferred income tax assets, ending	204,190	3,297
Deferred P I S Cofins [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning
Deferred tax asset, changes	432,777
Deferred income tax assets, ending	432,777
Deferred Taxes Other [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning	75,644	77,421
Deferred tax asset, changes	16,013	(1,777)
Deferred income tax assets, ending	91,657	75,644
Temporary differences [member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, beginning	(314,641)	(329,060)
Deferred tax liabilities, changes	24,513	14,419
Deferred income tax liabilities, ending	(290,128)	(314,641)
Capitalization Borrowing Costs [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, beginning	(461,362)	(465,510)
Deferred tax liabilities, changes	(64,913)	4,148
Deferred income tax liabilities, ending	(526,275)	(461,362)
Profit On Supply Government Entities [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, beginning	(334,477)	(348,514)
Deferred tax liabilities, changes	(239,444)	14,037
Deferred income tax liabilities, ending	(573,921)	(334,477)
Financial Asset [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, beginning	(3,111,446)
Deferred tax liabilities, changes	(569,987)	(3,111,446)
Deferred income tax liabilities, ending	(3,681,433)	(3,111,446)
Actuarial Gain Loss G 1 [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, beginning	(125,096)	(121,425)
Deferred tax liabilities, changes	33,834	(3,671)
Deferred income tax liabilities, ending	(91,262)	(125,096)
Construction Margin [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, beginning	(37,842)	(40,579)
Deferred tax liabilities, changes	2,729	2,737
Deferred income tax liabilities, ending	(35,113)	(37,842)
Borrowing Costs [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, beginning	(280)	(8,624)
Deferred tax liabilities, changes	280	8,344
Deferred income tax liabilities, ending		R$ (280)